Deferred revenue and customer advances (Tables)	12 Months Ended
Mar. 31, 2025
Contract with Customer, Liability [Abstract]
Schedule of deferred revenue and customer advances

	As of March 31,
	2024	2025
	RMB	RMB
	(in millions)
Deferred revenue	37,142	44,138
Customer advances	39,745	28,733
	76,887	72,871
Less: current portion	(72,818)	(68,335)
Non-current portion	4,069	4,536